Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000116218 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	61.10%
C000116218 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000116218 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.00%
C000116218 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.80%
C000116218 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000116218 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000116218 [Member] | ANGOLA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000116218 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000116218 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000033533 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	61.10%
C000033533 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033533 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.00%
C000033533 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033533 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000033533 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033533 [Member] | ANGOLA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033533 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000033533 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007990 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	61.10%
C000007990 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007990 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007990 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007990 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007990 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007990 [Member] | ANGOLA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007990 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007990 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000033870 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	61.10%
C000033870 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033870 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.00%
C000033870 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033870 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000033870 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033870 [Member] | ANGOLA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033870 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000033870 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000033869 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	61.10%
C000033869 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033869 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.00%
C000033869 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033869 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000033869 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033869 [Member] | ANGOLA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033869 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000033869 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000222400 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000222400 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222400 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000222400 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000222400 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222400 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000222400 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008121 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008121 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008121 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000008121 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000008121 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008121 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000008121 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008117 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008117 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008117 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000008117 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000008117 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008117 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000008117 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225256 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000225256 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000225256 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000225256 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000225256 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000225256 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000225256 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000217004 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000217004 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000217004 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000217004 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000217004 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000217004 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000217004 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008116 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008116 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008116 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000008116 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000008116 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008116 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000008116 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008118 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008118 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008118 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000008118 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000008118 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008118 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000008118 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008119 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008119 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008119 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000008119 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000008119 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008119 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000008119 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008120 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008120 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008120 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000008120 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000008120 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008120 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000008120 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000073382 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000073382 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%
C000073382 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000073382 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000073382 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000073382 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000165403 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000165403 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%
C000165403 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000165403 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000165403 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165403 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000008122 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000008122 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%
C000008122 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000008122 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000008122 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000008122 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210338 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000210338 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%
C000210338 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210338 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000210338 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210338 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210339 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000210339 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%
C000210339 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210339 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000210339 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210339 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000008127 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000008127 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000008127 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000008127 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000008127 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008127 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000008127 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008123 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000008123 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000008123 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000008123 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000008123 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008123 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000008123 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008124 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000008124 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000008124 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000008124 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000008124 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008124 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000008124 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008125 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000008125 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000008125 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000008125 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000008125 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008125 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000008125 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000073383 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000073383 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	59.10%
C000073383 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000073383 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000073383 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000073383 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000073383 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000008129 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000008129 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	59.10%
C000008129 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000008129 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000008129 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008129 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008129 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000165406 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000165406 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	59.10%
C000165406 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000165406 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000165406 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000165406 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000165406 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000008128 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000008128 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	59.10%
C000008128 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000008128 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000008128 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008128 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008128 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000210340 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000210340 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	59.10%
C000210340 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210340 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000210340 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000210340 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210340 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000210341 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000210341 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	59.10%
C000210341 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210341 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000210341 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000210341 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210341 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000212345 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000212345 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000212345 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000212345 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000212345 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000212345 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000212345 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000008138 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000008138 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000008138 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000008138 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000008138 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008138 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008138 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000008134 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000008134 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000008134 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000008134 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000008134 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008134 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008134 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000225257 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000225257 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000225257 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000225257 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000225257 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000225257 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000225257 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000115390 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000115390 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000115390 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000115390 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000115390 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000115390 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000115390 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000008130 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000008130 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000008130 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000008130 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000008130 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008130 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008130 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000008135 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000008135 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000008135 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000008135 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000008135 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008135 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008135 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000008136 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000008136 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000008136 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000008136 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000008136 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008136 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008136 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000008137 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000008137 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000008137 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000008137 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000008137 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008137 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000008137 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000008142 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008142 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000008142 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000008142 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000008142 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000008142 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000008142 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008141 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008141 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000008141 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000008141 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000008141 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000008141 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000008141 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008140 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008140 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000008140 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000008140 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000008140 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000008140 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000008140 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008139 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008139 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000008139 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000008139 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000008139 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000008139 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000008139 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008143 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000008143 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000008143 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000008143 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000008143 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000008143 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000008143 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000066702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000066702 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000066702 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000066702 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
C000066702 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000066702 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000066703 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000066703 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000066703 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000066703 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[2]
C000066703 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000066703 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000066701 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000066701 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000066701 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000066701 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[3]
C000066701 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000066701 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000066704 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000066704 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000066704 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000066704 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000066704 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000066704 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000195119 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000195119 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000195119 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000195119 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5]
C000195119 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000195119 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000090816 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090816 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000090816 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.50%
C000090816 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090816 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090816 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090816 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000190446 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190446 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000190446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.50%
C000190446 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000190446 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000190446 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000190446 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000100362 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000100362 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%
C000100362 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100362 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100363 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000100363 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%
C000100363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100363 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100364 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000100364 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%
C000100364 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100364 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132280 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000132280 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%
C000132280 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000132280 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116844 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000116844 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000116844 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000116844 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116844 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000116844 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000116844 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000116844 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000116843 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000116843 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000116843 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000116843 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116843 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000116843 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000116843 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000116843 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000116842 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000116842 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000116842 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000116842 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116842 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000116842 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000116842 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000116842 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000116841 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000116841 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000116841 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000116841 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116841 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000116841 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000116841 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000116841 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000123395 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.80%
C000123395 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000123395 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123396 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.80%
C000123396 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000123396 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123397 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.80%
C000123397 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000123397 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123398 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.80%
C000123398 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000123398 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123828 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000123828 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000123828 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000123828 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123828 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000123828 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000123828 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123828 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000123828 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000123827 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000123827 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000123827 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000123827 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123827 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000123827 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000123827 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123827 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000123827 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000123826 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000123826 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000123826 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000123826 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123826 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000123826 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000123826 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123826 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000123826 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000123825 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000123825 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000123825 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000123825 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123825 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000123825 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000123825 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123825 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000123825 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000136811 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000136811 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136811 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000136811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000136811 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000136811 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000136811 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136811 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000136811 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000136812 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000136812 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136812 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000136812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000136812 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000136812 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000136812 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136812 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000136812 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000136813 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000136813 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136813 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000136813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000136813 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000136813 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000136813 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136813 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000136813 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000136814 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000136814 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136814 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000136814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000136814 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000136814 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000136814 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136814 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000136814 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%

[1]	Options Purchased
[2]	Options Purchased
[3]	Options Purchased
[4]	Options Purchased
[5]	Options Purchased